BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATION
BUSINESS COMBINATION

3.    BUSINESS COMBINATION

The Business Combination was accounted for as a reverse recapitalization, where Aspirational was treated as the acquired company for financial reporting purposes. This accounting treatment is the equivalent of Wheels Up issuing stock for the net assets of Aspirational, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded. Accordingly, WUP is deemed the accounting predecessor of the combined business, and Wheels Up, as the parent company of the combined business, is the successor Securities and Exchange Commission (“SEC”) registrant, meaning that all historical financial information presented in the consolidated financial statements prior to the closing of the Business Combination represents the accounts of WUP.

Upon closing of the Business Combination, all outstanding WUP common interests and WUP preferred interests (including WUP restricted interests), as well as shares underlying WUP options, were converted into 190.0 million shares of Class A common stock and rolled over into the combined business. In addition, there were 29.0 million outstanding WUP profits interests recapitalized in connection with the Business Combination that can be exchanged on a value-for-value basis for Class A common stock subject to vesting.

Upon closing of the Business Combination, Aspirational and Aspirational’s public shareholders held 6.0 million and 10.6 million shares, respectively, of Class A common stock.

All references to numbers of common shares and per common share data prior to the Business Combination in these consolidated financial statements and related notes have been retroactively adjusted to account for the effect of the reverse recapitalization. The reported share and per share amounts, have been converted by applying the exchange ratio established in the Merger Agreement of 0.4604, which was based on the Wheels Up implied price per share prior to the Business Combination (the “Exchange Ratio”). On the Closing Date, we received approximately $656.3 million in gross proceeds. In connection with the Business Combination, we incurred $70.4 million of transaction costs, consisting of advisory, legal, share registration and other professional fees, which are recorded within additional paid-in capital as a reduction of proceeds.

PIPE Investment

In connection with the Business Combination, Aspirational entered into subscription agreements with certain investors (the “PIPE Investors”), whereby Aspirational issued 55,000,000 shares of common stock at a price of $10.00 per share (the “PIPE Shares”) for an aggregate purchase price of $550 million (the “PIPE Investment”), which closed simultaneously with the consummation of the Business Combination. On the Closing Date, the PIPE Shares were automatically converted into shares of Class A common stock on a one-for-one basis.

Earnout Shares

Further, as part of the Business Combination, existing holders of WUP equity, including holders of profits interests and restricted interests, but excluding holders of stock options, have the right to receive up to an aggregate of 9,000,000 additional shares of Class A common stock in three equal tranches, which are issuable upon the achievement of Class A common stock share price thresholds of $12.50, $15.00 and $17.50 for any 20 trading days within a period of 30 consecutive trading days within five years of the Closing Date, respectively (the “Earnout Shares”).

Public Warrants and Private Warrants

The Warrants assumed in the Business Combination include (i) 7,991,544 redeemable warrants sold by Aspirational as part of its initial public offering (the “Public Warrants”) of 23,974,362 units, consisting of one share of Class A common stock and one-third of one warrant exercisable for Class A common stock and (ii) 4,529,950 warrants privately sold by Aspirational at a price of $1.50 per warrant (the “Private Warrants”) to Aspirational Consumer Lifestyle Sponsor LLC (the “Sponsor”) simultaneously with the closing of the Aspirational initial public offering exercisable for Class A common stock. Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share. Each Private Warrant entitles the Sponsor to purchase one share of Class A common stock at a price of $11.50 per share.